Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Statement of comprehensive income [abstract]
Net income/(loss)	₨ (292,128.1)	$ (4,224.1)	₨ 66,061.9	₨ 59,563.2
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	(25,612.6)	(370.4)	46,751.0	(78,045.0)
Share of remeasurement gains and (losses) on defined benefit obligations (net) of equity accounted investees	33.8	0.5	(47.5)	(40.0)
Unrealized gains / (losses) on investments (net)	355.4	5.1
Share of unrealized gains / (losses) on investments (net) of equity accounted investees	77.7	1.1
Gains and (losses) in cash flow hedges of forecast inventory purchases (refer note 2(x))	18,134.5	262.2
Income tax relating to items that will not be reclassified subsequently (refer note 2(x))	756.9	10.9	(7,613.9)	12,407.4
Items that will not be reclassified subsequently to profit and loss	(6,254.3)	(90.6)	39,089.6	(65,677.6)
(ii) Items that may be reclassified subsequently to profit and loss :
Currency translation	(20,413.2)	(295.2)	96,484.5	(94,148.0)
Gain/(loss) on cash flow hedges (net)	(28,142.8)	(407.0)	208,629.8	(154,141.7)
Available-for-sale investments			399.6	752.6
Share of other comprehensive income of equity accounted investees (net)	(586.1)	(8.5)	4,044.2	(3,047.0)
Income tax relating to items that may be reclassified subsequently	5,319.9	76.9	(39,450.0)	28,664.5
Items that may be reclassified subsequently to profit and loss	(43,822.2)	(633.8)	270,108.1	(221,919.6)
Other comprehensive income/(loss) for the year, net of tax (i+ii)	(50,076.5)	(724.4)	309,197.7	(287,597.2)
Total comprehensive income/(loss) for the year	(342,204.6)	(4,948.5)	375,259.6	(228,034.0)
Attributable to:
Shareholders of Tata Motors Limited	(343,213.4)	(4,963.1)	373,966.5	(228,715.6)
Non-controlling interests	₨ 1,008.8	$ 14.6	₨ 1,293.1	₨ 681.6